Document and Entity Information	Apr. 30, 2025
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Apr. 30, 2025
Entity File Number	001-37900
Entity Registrant Name	Everspin Technologies, Inc.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	26-2640654
Entity Address, Address Line One	5670 W. Chandler Blvd.
Entity Address, Adress Line Two	Suite 130
Entity Address, City or Town	Chandler
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85226
City Area Code	480
Local Phone Number	347-1111
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001
Trading Symbol	MRAM
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001438423
Amendment Flag	false